ENERGY STORAGE SYSTEMS, NET (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Less accumulated depreciation	$ (36,758)
Total energy storage systems, net	119,842		$ 123,703	$ 131,569
Depreciation expense	3,800	$ 3,600
Energy Storage Systems
Property, Plant and Equipment [Line Items]
Total energy storage systems, net			91,593	98,358
Depreciation expense			13,900	9,700
Energy storage systems placed into service
Property, Plant and Equipment [Line Items]
Energy storage systems, gross	145,555		144,425	124,789
Less accumulated depreciation			(33,389)	(20,489)
Energy storage systems not yet placed into service
Property, Plant and Equipment [Line Items]
Energy storage systems, gross	$ 11,045		$ 12,667	$ 27,269